(Write-down) and Gain (loss) on Sale of Assets (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Nov. 03, 2021 vessel	Sep. 06, 2021 vessel	Feb. 05, 2021 vessel
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		$ 43,500	$ 85,000	$ 43,500
Operating Lease, Impairment Loss		$ 1,400	700	2,100
Proceeds from Sale of Property, Plant, and Equipment			44,675	85,892
Aframax Tanker
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	$ 900		$ 900
Ship To Ship Transfer Business [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on sale of ship-to-ship transfer business				3,100
Ship To Ship Transfer Business [Member] | Ship To Ship Transfer Business [Member]
Property, Plant and Equipment [Line Items]
Sale of ship-to-ship transfer business				27,100
Adjustment for final amounts of cash and other working capital on closing date				$ 1,100
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels impaired | vessel			3
Aframax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels impaired | vessel			1
LR2 tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels impaired | vessel			3
Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels impaired | vessel		5		5
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel		3		3
Gain (Loss) on Disposition of Assets				$ 2,600
Aframax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel	1		1			1
Asset Impairment Charges			$ 1,700
Gain (Loss) on Disposition of Assets	$ 200		200
Proceeds from Sale of Property, Plant, and Equipment	$ 11,700		11,700
Aframax Tanker | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel					1
Aframax Tankers
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel							2
Proceeds from Sale of Property, Plant, and Equipment			$ 32,000